Consolidated statement of changes in equity (Parenthetical) - ₽ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Consolidated statement of changes in equity
Dividends recognised as distributions to owners per share	₽ 54	₽ 36